PIMCO Funds

Supplement dated December 17, 2018 to the Asset Allocation Funds Prospectus

dated July 30, 2018, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Multi-Strategy Alternative Fund (the “Fund”)

Effective immediately, the Fund is jointly and primarily managed by Mohsen Fahmi, Emmanuel Sharef, and Mihir Worah. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser with respect to the Fund’s use of the RAE Model Portfolios. The Fund’s portfolio is jointly and primarily managed by Mohsen Fahmi, Emmanuel Sharef and Mihir Worah. Mr. Fahmi is a Managing Director of PIMCO. Dr. Sharef is an Executive Vice President of PIMCO. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO. Messrs. Worah and Fahmi have jointly and primarily managed the Fund since its inception in December 2014, and Dr. Sharef has jointly and primarily managed the Fund since December 2018.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Multi-Strategy Alternative	Mohsen Fahmi	12/14*

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has investment experience since 1985 and holds an MBA from Stanford University.

PIMCO Global Multi-Asset

PIMCO Multi-Strategy Alternative

PIMCO REALPATH® Income

PIMCO REALPATH® 2020

PIMCO REALPATH® 2025

PIMCO REALPATH® 2030

PIMCO REALPATH® 2035

PIMCO REALPATH® 2040

PIMCO REALPATH® 2045

PIMCO REALPATH® 2050

PIMCO REALPATH® 2055

	Mihir Worah	1/14 12/14* 12/15 12/15 12/15 12/15 12/15 12/15 12/15 12/15 12/15

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he coauthored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has investment experience since 2003 and holds a Ph.D. in theoretical physics from the University of Chicago.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO Multi-Strategy Alternative	Emmanuel Sharef	12/18

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated December 17, 2018 to the Quantitative Strategies Prospectus

dated July 30, 2018, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”)

Effective immediately, the Fund is jointly and primarily managed by Matthew P. Dorsten and Graham A. Rennison. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Matthew P. Dorsten and Graham A. Rennison. Mr. Dorsten is an Executive Vice President of PIMCO, and Mr. Rennison is a Senior Vice President of PIMCO. Messrs. Dorsten and Rennison have jointly and primarily managed the Fund since its inception in December 2013.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO TRENDS Managed Futures Strategy Fund	Matthew P. Dorsten	12/13*

Executive Vice President, PIMCO. Mr. Dorsten is a portfolio manager in the quantitative strategies group. He was previously a member of the financial engineering group working on mortgage-backed securities and event-linked bonds. Prior to joining PIMCO in 2006, he received his Ph.D. in theoretical particle physics from the California Institute of Technology, where he was a National Science Foundation Graduate Research Fellow. He holds undergraduate degrees in mathematics and physics from Ohio State University.

	Graham A. Rennison	12/13*

Senior Vice President, PIMCO. Mr. Rennison is a portfolio manager in the quantitative strategies group. He was previously a member of the client analytics group, advising clients on strategic asset allocation. Prior to joining PIMCO in 2011, Mr. Rennison was a director and head of systematic strategies research at Barclays Capital in New York and also spent five years at Lehman Brothers. He holds master’s and undergraduate degrees in mathematics from Cambridge University, England.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_121718

PIMCO Funds

Supplement dated December 17, 2018 to the

Statement of Additional Information dated July 30, 2018, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Multi-Strategy Alternative Fund and the

PIMCO TRENDS Managed Futures Strategy Fund

Effective immediately, the PIMCO Multi-Strategy Alternative Fund is jointly and primarily managed by Mohsen Fahmi, Emmanuel Sharef and Mihir Worah, and the PIMCO TRENDS Managed Futures Strategy Fund is jointly and primarily managed by Matthew P. Dorsten and Graham A. Rennison.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $millions)
Sharef[39]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	14	$0.07	0	$0.00

[39]	Effective December 17, 2018, Dr. Sharef co-manages the PIMCO Multi-Strategy Alternative Fund ($117.4 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective December 17, 2018, the PIMCO Multi-Strategy Alternative Fund is jointly and primarily managed by Mohsen Fahmi, Emmanuel Sharef and Mihir Worah. Information pertaining to accounts managed by Dr. Sharef is as of November 30, 2018. Effective December 17, 2018, the PIMCO TRENDS Managed Futures Strategy Fund is jointly and primarily managed by Matthew P. Dorsten and Graham A. Rennison.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Sharef[6]	PIMCO Multi-Strategy Alternative	None

[6]	Effective December 17, 2018, Dr. Sharef co-manages the PIMCO Multi-Strategy Alternative Fund. Information for Dr. Sharef is as of November 30, 2018.

Investors Should Retain This Supplement for Future Reference

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